Other liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Disclosure Of Detailed Information About Other Liabilities Explanatory

	As at March 31,
	2024		2025
Non-current
Employee benefits obligations	₹	4,219	₹	4,362
Statutory and other liabilities		8,751		12,757
	₹	12,970	₹	17,119
Current
Employee benefits obligations	₹	16,057	₹	16,001
Statutory and other liabilities (1)		14,019		14,295
Advance from customers		1,192		790
Others (1)		27		-
	₹	31,295	₹	31,086
	₹	44,265	₹	48,205

(1) ₹ 744 has been reclassified from Others to Statutory and other liabilities for the year ended March 31, 2024.